Investments	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investments
4. Investments
The Company's investment portfolio consists in large part of fixed maturities and commercial mortgage loans, as well as a smaller allocation of marketable equity securities, investments in limited partnerships, and derivatives. As of December 31, 2017, the Company had no investments in related parties.
Available-for-Sale Securities
The Company classifies its investments in fixed maturities as available-for-sale and carries them at fair value. Fixed maturities primarily include bonds, mortgage-backed securities, collateralized loan obligations and redeemable preferred stock. See Note 7 for information on the valuation of these securities and additional disclosures regarding fair value measurements.
In addition, as of the Merger Date, the Company classified all of its investments in marketable equity securities as available-for-sale. Equity investments primarily consist of common stock and exchange-traded funds (ETFs) in support of long-duration insurance products in the Income Annuities segment. Prior to the Merger, a portion was classified as trading.
The Company reports net unrealized gains (losses) related to its available-for-sale securities in AOCI in stockholder’s equity, net of related DAC and VOBA adjustments and deferred income taxes. The cost of securities sold is determined using the specific-identification method.
The Company reports interest and dividends earned, including prepayment fees or interest-related make whole payments, in net investment income. Prepayments of fixed maturities and commercial mortgage loans result in accelerated amortization or accretion of the premium or discount associated with the investment, which is recorded in realized gains and losses.
Interest income for fixed maturities is recognized using the effective yield method. For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments plus anticipated future payments. The Company includes any resulting adjustment in net investment income in the current period.
When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest is deducted from investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal are paid.
The following tables summarize the Company's available-for-sale fixed maturities and marketable equity securities. As of the Merger Date, the book value of the Company’s fixed maturity and marketable equity securities was increased to fair value, which resulted in the elimination of previously recorded unrealized gains and losses from AOCI and an overall net premium balance included in the new cost basis.

	As of December 31, 2017
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$426.9	$0.2	$(4.9)	$422.2
State and political subdivisions	794.3	5.0	(6.9)	792.4
Corporate securities	23,223.8	768.9	(60.5)	23,932.2
Residential mortgage-backed securities	2,516.0	6.6	(49.8)	2,472.8
Commercial mortgage-backed securities	795.0	3.8	(3.1)	795.7
Collateralized loan obligations	1,128.1	18.5	—	1,146.6
Other debt obligations	715.1	9.8	(5.5)	719.4
Total fixed maturities	29,599.2	812.8	(130.7)	30,281.3
Marketable equity securities	611.4	150.7	(6.4)	755.7
Total	$30,210.6	$963.5	$(137.1)	$31,037.0

	As of December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agencies	$397.3	$0.4	$(5.6)	$392.1
State and political subdivisions	943.0	1.3	(13.5)	930.8
Corporate securities	21,497.2	423.5	(151.7)	21,769.0
Residential mortgage-backed securities	2,633.1	3.7	(52.2)	2,584.6
Commercial mortgage-backed securities	920.5	2.7	(6.4)	916.8
Collateralized loan obligations	1,198.7	18.7	(3.8)	1,213.6
Other debt obligations	507.7	4.2	(6.8)	505.1
Total fixed maturities	28,097.5	454.5	(240.0)	28,312.0
Marketable equity securities	642.7	81.9	(7.2)	717.4
Total	$28,740.2	$536.4	$(247.2)	$29,029.4

The Company maintains a diversified portfolio of corporate fixed maturity securities across industries. The following table presents the composition of the Company's corporate securities portfolio by sector:

	As of December 31, 2017		As of December 31, 2016
	Fair Value	% of Total	Fair Value	% of Total
Industrial	$4,446.7	18.6%	$4,020.8	18.5%
Consumer discretionary	3,379.9	14.1	2,994.9	13.8
Utilities	3,088.8	12.9	2,466.4	11.3
Financial	2,826.1	11.8	2,281.5	10.5
Consumer staples	2,704.0	11.3	2,785.5	12.8
Health care	2,635.5	11.0	2,832.6	13.0
Other	4,851.2	20.3	4,387.3	20.1
Total	$23,932.2	100.0%	$21,769.0	100.0%

As of December 31, 2017, the Company's corporate fixed maturities included public utilities and redeemable preferred stock with fair values of $3,088.8 and $69.5, respectively, and amortized costs of $2,981.4 and $66.1, respectively. Additionally, the Company had fixed maturity investments in foreign governments with fair value of $101.4 and amortized cost of $100.3, which are classified as other debt obligations. All of these investments are reported on the balance sheet at fair value.
The following table provides additional information about equity investments held by the Company as of December 31, 2017:

	Cost or Amortized Cost	Fair Value	Amount as shown in Balance Sheet
Marketable Equity Securities:
Banks, trusts, and insurance companies	$431.9	$550.0	$550.0
Industrial, miscellaneous, and all other	146.6	173.1	173.1
Nonredeemable preferred stock	32.9	32.6	32.6
Total marketable equity securities	$611.4	$755.7	$755.7

The following tables summarize gross unrealized losses and fair values of the Company's available-for-sale investments. The tables are aggregated by investment category and present separately those securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	As of December 31, 2017
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Fixed maturities:
U.S. government and agencies	$111.2	$(0.3)	4	$206.2	$(4.6)	30
State and political subdivisions	311.8	(2.8)	48	169.7	(4.1)	36
Corporate securities	4,963.8	(34.3)	396	1,257.7	(26.2)	82
Residential mortgage-backed securities	693.4	(7.7)	176	1,509.9	(42.1)	351
Commercial mortgage-backed securities	296.5	(1.4)	24	60.5	(1.7)	19
Collateralized loan obligations	10.0	—	1	—	—	—
Other debt obligations	218.0	(2.5)	32	109.3	(3.0)	13
Total fixed maturities	6,604.7	(49.0)	681	3,313.3	(81.7)	531
Marketable equity securities	34.8	(3.3)	153	40.7	(3.1)	9
Total	$6,639.5	$(52.3)	834	$3,354.0	$(84.8)	540

	As of December 31, 2016
	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Fixed maturities:
U.S. government and agencies	$273.4	$(5.6)	41	$—	$—	—
State and political subdivisions	758.8	(13.5)	118	—	—	—
Corporate securities	8,282.2	(151.7)	546	—	—	—
Residential mortgage-backed securities	2,358.1	(52.2)	467	—	—	—
Commercial mortgage-backed securities	449.6	(6.4)	54	—	—	—
Collateralized loan obligations	384.2	(3.8)	27	—	—	—
Other debt obligations	388.6	(6.8)	48	—	—	—
Total fixed maturities	12,894.9	(240.0)	1,301	—	—	—
Marketable equity securities	95.0	(7.2)	36	—	—	—
Total	$12,989.9	$(247.2)	1,337	$—	$—	—

Based on National Association of Insurance Commissioners (NAIC) ratings as of December 31, 2017 and 2016, the Company held below-investment-grade fixed maturities with fair values of $1,111.4 and $1,295.7, respectively, and amortized costs of $1,029.6 and $1,220.8, respectively. These holdings amounted to 3.7% and 4.6% of the Company's investments in fixed maturities, at fair value, as of December 31, 2017 and 2016, respectively.
The following table summarizes the amortized costs and fair values of fixed maturities as of December 31, 2017, by contractual years to maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized Cost	Fair Value
One year or less	$896.0	$895.9
Over one year through five years	8,179.0	8,275.6
Over five years through ten years	10,136.9	10,346.4
Over ten years	5,333.4	5,730.3
Total fixed maturities with contractual maturity dates	24,545.3	25,248.2
Residential mortgage-backed securities	2,516.0	2,472.8
Commercial mortgage-backed securities	795.0	795.7
Collateralized loan obligations	1,128.1	1,146.6
Other asset-backed securities	614.8	618.0
Total fixed maturities	$29,599.2	$30,281.3

The following table summarizes the Company's net investment income:

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Fixed maturities	$1,055.8	$915.3	$95.5	$1,151.3
Marketable equity securities	17.9	19.4	0.3	18.1
Mortgage loans	239.9	195.1	21.3	247.6
Other (1)	9.9	7.1	(4.1)	(40.2)
Total investment income	1,323.5	1,136.9	113.0	1,376.8
Investment expenses	(39.4)	(35.6)	(3.3)	(37.4)
Net investment income	$1,284.1	$1,101.3	$109.7	$1,339.4
____________________

(1)	Predecessor Company income included net pass through activity from tax credit investments.
The following table summarizes the Company's net realized gains (losses):

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Fixed maturities:
Gross gains on sales	$23.1	$20.7	$2.4	$13.2
Gross losses on sales	(10.4)	(24.3)	(1.2)	(22.2)
Net impairment losses	(6.4)	(10.7)	(3.8)	(38.6)
Marketable equity securities, available-for-sale:
Gross gains on sales	29.9	4.7	—	10.4
Gross losses on sales	(3.3)	(4.2)	—	(3.1)
Investments in limited partnerships (1):
Tax credit investments	(54.9)	(47.1)	(0.6)	(40.9)
Net gains (losses) - FIA (2)	48.1	0.7	(4.2)	(16.1)
DAC and VOBA adjustment	(16.6)	3.7	(0.5)	7.2
Other (3)	(7.6)	(53.8)	3.5	(13.0)
Marketable equity securities, trading (4)	—	—	(22.5)	10.0
Net realized gains (losses)	$1.9	$(110.3)	$(26.9)	$(93.1)
____________________

(1)
Successor Company results reflect losses related to tax credit investments. Prior to the Merger, pass through activity from tax credit investments was recorded in net investment income. Historical periods have not been adjusted.

(2)
Includes changes of fair value of the FIA embedded derivative (VED) and related options, excluding options related to the Company's block of FIA business sold during the late 1990s. Also includes the impact of annual unlocking on the VED, which is further discussed in Note 7.

(3)
Includes net gains (losses) related to calls and redemptions, certain derivatives not designated for hedge accounting, commercial mortgage loans, and other instruments. For more information on net gain (losses) on derivatives not designated as hedges, refer to Note 6.

(4)
Predecessor Company results include net gains (losses) on changes in the fair value of trading securities held as of period end totaling $(22.7) and $4.0 for the one month ended January 31, 2016 and the year ended December 31, 2015, respectively.

Other-Than-Temporary Impairments (OTTI)
The Company's review of available-for-sale investment securities for OTTI includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position (i.e., is underwater) and, for fixed maturities, whether expected future cash flows indicate that a credit loss exists.
While all securities are monitored for impairment, the Company's experience indicates that, under normal market conditions, securities for which the cost or amortized cost exceeds fair value by less than 20% do not typically represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. If the estimated fair value has declined and remained below cost or amortized cost by 20% or more for at least six months, the Company further analyzes the decrease in fair value to determine whether it is an other-than-temporary decline. To make this determination for each security, the Company considers, among other factors:

•	Extent and duration of the decline in fair value below cost or amortized cost;

•
Financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential or compliance with terms and covenants of the security;

•	Changes in the financial condition of the security's underlying collateral;

•	Any downgrades of the security by a rating agency;

•	Nonpayment of scheduled interest, or the reduction or elimination of dividends; and

•	Other indications that a credit loss has occurred.
Fixed Maturities
For fixed maturities, the Company concludes that an OTTI has occurred if a security is underwater and there is an intent to sell the security, or it is more likely than not that the Company will be required to sell the security prior to recovery of its amortized cost, considering any regulatory developments, prepayment or call notifications and the Company's liquidity needs. If there is an intent or requirement to sell the security, the entire unrealized loss is recognized as an OTTI in net realized gains (losses).
An OTTI has also occurred if the present value of expected cash flows is less than the amortized cost of the security (i.e., a credit loss exists). In such cases, the Company isolates the portion of the total unrealized loss related to the credit loss, which is recognized in realized gains (losses) on the consolidated statements of income (loss), and the remainder is recorded as a non-credit OTTI through other comprehensive income.
To determine the amount of a credit loss, the Company calculates the recovery value by discounting its estimate of future cash flows from the security. The discount rate is the original effective yield for corporate securities, which reflects book value adjustments made at PGAAP, or current effective yield for mortgage-backed and other structured securities. The amount of the credit loss equals the difference between the carrying value and recovery value of the security.
Determination of Credit-Related OTTI on Corporate Securities
To determine the recovery value for a corporate security, the Company performs an analysis including, but not limited to, the following:

•	Expected cash flows of the issuer;

•	Fundamentals of the industry in which the issuer operates;

•	Fundamentals of the issuer to determine what the Company would recover if the issuer were to file for bankruptcy or restructure its debt outside of bankruptcy;

•	Expectations regarding defaults and recovery rates;

•	Changes to the rating of the security by a rating agency;

•	Third-party guarantees; and

•	Additional available market information.
Determination of Credit-Related OTTI on Structured Securities
To determine the recovery value for a structured security, including residential mortgage-, commercial mortgage- and other asset-backed securities, the Company performs an analysis including, but not limited to, the following:

•	Expected cash flows from the security;

•	Creditworthiness;

•	Delinquency, debt-service coverage, and loan-to-value ratios on the underlying collateral;

•	Underlying collateral values, vintage year and level of subordination;

•	Geographic concentrations; and

•	Susceptibility to prepayment due to changes in the interest rate environment.
The largest write-downs recorded through net realized gains (losses) on fixed maturities were related to investments in the following sectors:

	Successor Company				Predecessor Company
	For the Year Ended December 31, 2017		February 1 to December 31, 2016		January 1 to January 31, 2016		For the Year Ended December 31, 2015
	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
U.S. Federal Government (1)	3.1	48.4	3.7	34.6	—	—	1.6	4.1
Telecommunication services	2.6	40.6	—	—	—	—	—	—
Health care	0.5	7.8	1.6	15.0	—	—	—	—
Financials	0.1	1.6	4.2	39.3	—	—	1.8	4.7
Energy	—	—	0.4	3.7	3.8	100.0	30.5	79.0
Other	0.1	1.6	0.8	7.4	—	—	4.7	12.2
Net impairment losses recognized in earnings	$6.4	100.0%	$10.7	100.0%	$3.8	100.0%	$38.6	100.0%
____________________

(1)	Impairments on U.S. Federal Government securities are due to the Company's intent to sell and reflect the impact of interest rate movements.
The following table presents the severity and duration of the gross unrealized losses on the Company's underwater available-for-sale fixed maturities, after the recognition of OTTI:

	As of December 31, 2017			As of December 31, 2016
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Fixed maturities:
Underwater by 20% or more:
Less than 6 consecutive months	$5.2	$(1.7)	6	$1.9	$(0.6)	2
6 consecutive months or more	0.9	(0.8)	3	0.1	(0.3)	5
Total underwater by 20% or more	6.1	(2.5)	9	2.0	(0.9)	7
All other underwater fixed maturities	9,911.9	(128.2)	1,203	12,892.9	(239.1)	1,294
Total underwater fixed maturities	$9,918.0	$(130.7)	1,212	$12,894.9	$(240.0)	1,301

Marketable Equity Securities
For equity securities, the Company concludes an OTTI has occurred if it does not have the intent or ability to hold the security until recovery, or if qualitative factors otherwise indicate that the security's cost will not be recovered. If an OTTI exists, the entire unrealized loss is recognized as an OTTI in net realized gains (losses).
Changes in the amount of credit-related OTTI recognized in net income where the portion related to other factors was recognized in other comprehensive income (OCI) were as follows:

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Balance, beginning of period	$4.4	$—	$27.7	$20.1
Increases recognized in the current period:
For which an OTTI was not previously recognized	0.2	4.1	—	8.3
For which an OTTI was previously recognized	—	0.9	—	7.8
Decreases attributable to:
Securities sold or paid down during the period	(0.8)	(0.6)	(0.4)	(7.4)
Previously recognized credit losses on securities impaired during the period due to a change in intent to sell (1)	—	—	—	(1.1)
Balance, end of period	$3.8	$4.4	$27.3	$27.7
____________________

(1)	Represents circumstances where the Company determined in the period that it intended to sell the security prior to recovery of its amortized cost.
The Company reviewed its available-for-sale securities with unrealized losses as of December 31, 2017 and 2016 in accordance with its impairment policy and determined, after the recognition of OTTI, that the declines in fair value were temporary. For fixed maturities, the Company did not intend to sell its underwater securities, and it was not more likely than not that the Company will be required to sell the securities before recovery of cost or amortized cost, which may be maturity. This conclusion is supported by the Company's spread analyses, cash flow modeling and expected continuation of contractually required principal and interest payments.
Investments in Limited Partnerships — Low-Income Housing Project Investments
The Company invests in limited partnerships that are established to fund low-income housing and other qualifying purposes, where the primary return on investment is in the form of income tax credits. These are collectively referred to as "tax credit investments." The majority of the Company's tax credit investments relate to low-income housing project investments. As of December 31, 2017 and 2016, the Company's tax credit investments had carrying values of $173.0 and $195.2, respectively, of which $165.8 and $186.0, respectively, related to low-income housing project investments.
The Company’s tax credit investments are accounted for under the equity method, which recognizes the Company's share of partnership income or loss (pass through activity) in earnings. Typically, low-income housing project investments are written down over time as partnership losses are allocated to the Company or when the carrying value of the investment exceeds the total amount of remaining benefits. Subsequent to the Merger, activity related to these investments is recorded in other net realized gains (losses). Prior to the Merger, pass through activity was recorded as a reduction to net investment income. The associated tax credits are reported in the provision for income taxes.
For certain partnerships, the Company contributes its investment commitment over time, and the present value of any unfunded commitments is included in the asset balance and recorded in other liabilities.
The following table sets forth the impact of low-income housing project investments on net income. These amounts do not include the impacts of the Company's holdings in other types of tax credit investments.

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Pass through activity	$(27.4)	$(24.0)	$(2.1)	$(30.6)
Write downs	(25.6)	(1.0)	(0.5)	(8.3)
Tax benefits	18.6	8.8	0.9	13.6
Tax credits, net	34.7	35.5	3.1	45.2
Impact to net income	$0.3	$19.3	$1.4	$19.9

The 2017 Tax Act caused a decrease in the Company's expected tax benefits from future pass through activity due to the reduction in the corporate tax rate to 21% from 35%, resulting in impairments of $18.4 during the year ended December 31, 2017.